FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2002

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348



                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:  Ronald Juvonen

Reporting Manager:  Ronald Juvonen

Name:  Ronald Juvonen

Title:  Managing Member

Phone:  (610) 925-3480

Signature, Place, and Date of Signing:

/s/Ronald Juvonen
--------------------------

Kennett Square, PA
--------------------------

September 30, 2002
--------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:      $329,066 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE

                                                        VALUE   SHARES/      SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS   CUSIP       (x$1000) PRN AMT      PRN CALL DSCRETN MANAGERS     SOLE       SHARED    NONE
   --------------        --------------   -----       -----------------    ----------------  --------     ----       ------    ----

ADMINISTAFF INC               COM         007094105    11503.8     2988000     SH        SOLE               2988000
CENTURA SOFTWARE INC          COM         15640W103         .0300    30000     SH        SOLE                 30000
CSG SYS INTL INC              COM         126349109    36800.1     3376155     SH        SOLE               3376155
CURAGEN CORP.                 COM         23126R101      801.8      190000     SH        SOLE                190000
CYMER, INC.                   COM         232572107     7884.7      423000     SH        SOLE                423000
DIAMONDCLUSTER INTL INC       COM         25278P106     7768.9     2383100     SH        SOLE               2383100
EGL INC.                      COM         268484102    30640.3     2782950     SH        SOLE               2782950
EGGHEAD.COM INC               COM         282330109        0.022     11300     SH        SOLE                 11300
GENTEX CORP                   COM         371901109    34985.4     1286700     SH        SOLE               1286700
GRUPO TMM S A DE CV           ADR         893868307      366.6       60000     SH        SOLE                 60000
HOTEL RESERVATIONS NETWORK    COM         44147T108    21031.2      415800     SH        SOLE                415800
INVESTMENT TECH GRP INC       COM         461450108    27492.7      939599     SH        SOLE                939599
J JILL GROUP IMC              COM         466189107    21891.7     1256700     SH        SOLE               1256700
CIRCUIT CITY STORES INC       CARMAX      172737306    71016.4     4424700     SH        SOLE               4424700
MERCATOR SOFTWARE INC         COM         587587106     1565.6     1204300     SH        SOLE               1204300
NEWPARK RESOURCES INC         COM         651718504     3238.9      817900     SH        SOLE                817900
PHARMACEUTICAL PRODUCTS       COM         717124101     1052.1       54400     SH        SOLE                 54400
POWER INTEGRATIONS INC        COM         739276103    20072.1     1646600     SH        SOLE               1646600
QUICKRESPONSE SERVICES INC    COM         74726X105     6750.8     1018216     SH        SOLE               1018216
SPECTRALINK CORP              COM         847580107    13116.9     2305250     SH        SOLE               2305250
TRAVIS BOATS & MOTORS INC     COM         894363100      696.8      586100     SH        SOLE                586100
VASTERA INC                   COM         92239N109     8777.2     4082400     SH        SOLE               4082400
WEST MARINE, INC.             COM         954235107     1611.5      126788     SH        SOLE                126788